Redeemable Shares of Tge Spac (Tables)	12 Months Ended
Dec. 31, 2025
Redeemable Shares of Tge Spac [Abstract]
Schedule of Class A Ordinary Shares Subject to Possible Redemption	As of December 31, 2025, the Class A ordinary shares subject to possible redemption reflected in the financial position are reconciled in the following table:
US$
Gross proceeds	150,000
Less:
Proceeds allocated to Public Warrants	(2,266)
Proceeds allocated of the over-allotment option to Class A ordinary shares	(124)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(9,518)
Plus:
Accretion of Class A ordinary shares subject to possible redemption	12,018
Class A ordinary shares of TGE SPAC subject to possible redemption at December 31, 2025	150,110